Segment Disclosure - Net Sales and Long-lived Assets by Geographic Region (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales	€ 9,052.8		€ 6,794.8		€ 6,287.4
Long-lived assets	1,600.8		1,687.2		1,620.7
Japan [Member]
Segment Reporting Information [Line Items]
Net sales	390.5		404.3		668.4
Long-lived assets	3.4		4.3		3.2
Korea [Member]
Segment Reporting Information [Line Items]
Net sales	3,068.3		1,579.9		1,971.7
Long-lived assets	23.2		17.3		11.6
Singapore [Member]
Segment Reporting Information [Line Items]
Net sales	159.2		245.8		121.4
Long-lived assets	0.8		0.8		0.4
Taiwan [Member]
Segment Reporting Information [Line Items]
Net sales	2,145.3		2,084.7		1,551.5
Long-lived assets	88.1		125.4		60.1
CHINA
Segment Reporting Information [Line Items]
Net sales	920.6		779.5		541.9
Long-lived assets	4.1		3.2		1.4
Rest of Asia [Member]
Segment Reporting Information [Line Items]
Net sales	3.3		19.8		2.1
Long-lived assets	3.0		2.8		2.1
Netherlands [Member]
Segment Reporting Information [Line Items]
Net sales	3.9		1.5		3.5
Long-lived assets	1,186.0		1,201.4		1,229.8
Rest of Europe [Member]
Segment Reporting Information [Line Items]
Net sales	850.8		551.3		211.0
Long-lived assets	5.0		4.1		1.3
United States [Member]
Segment Reporting Information [Line Items]
Net sales	1,510.9		1,128.0		1,215.9
Long-lived assets	287.2		327.9		310.8
System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	€ 6,373.7	[1]	€ 4,672.0	[2]	€ 4,310.4	[2]

[1]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.
[2]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.